BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current liabilities:
Convertible notes payable, net of discounts	$ 0	$ 149,456	$ 246,185
Stockholders' equity (deficit):
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	1,000,000,000	10,000,000	10,000,000
Preferred stock, issued shares	2,000,000	2,000,000	0
Preferred stock, outstanding shares	2,000,000	2,000,000	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued shares	491,852,004	304,556,650	82,331,062
Common stock, outstanding shares	491,852,004	304,556,650	82,331,062